CAPITAL STOCK (Details - Management and consultants performance stock plan) - shares	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	342,500,000	293,000,000
Mcpp remaining shares available		582,500,000
Mcpp total shares approved		875,500,000
Albert Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		137,500,000
Mcpp total shares approved		202,500,000
Ian Bothwell [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		167,500,000
Mcpp total shares approved		232,500,000
Maria I Mitrani [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	80,000,000	65,000,000
Mcpp remaining shares available		167,500,000
Mcpp total shares approved		232,500,000
George Shapiro [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	69,500,000	65,000,000
Mcpp remaining shares available		100,000,000
Mcpp total shares approved		165,000,000
Allen Meglin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded
Mcpp remaining shares available		5,000,000
Mcpp total shares approved		5,000,000
Michael Carbonara [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded
Mcpp remaining shares available		5,000,000
Mcpp total shares approved		5,000,000
Consultants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Mcpp shares awarded	33,000,000	33,000,000
Mcpp remaining shares available
Mcpp total shares approved		33,000,000